Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment
Note 8. Bank Premises, Furniture, Fixtures and Equipment
(in thousands)
Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2019 and December 31, 2018:

	2019	2018
Land and buildings	$33,791	$27,052
Furniture, fixtures and equipment	8,447	6,012

	42,238	33,064

Less accumulated depreciation	17,566	13,347

Total	$24,672	$19,717

Depreciation expense for the years ended December 31, 2019, 2018 and 2017, respectively, was $899, $937, and $1,003.
The Company leases certain premises and equipment under operating leases. At December 31, 2019, the Company had lease liabilities and ROU assets totaling $771 related to these leases. Lease liabilities and ROU assets are reflected in other liabilities and other assets, respectively. For the twelve months ended December 31, 2019, the weighted average remaining lease term for operating leases was 1.2 years and the weighted average discount rate used in the measurement of operating lease liabilities was 3.3%.
Lease costs were as follows:

Twelve Months Ended
December 31, 2019
(in thousands)
Operating lease cost	$370
Short-term lease cost	23
Variable lease cost	—

$393

There were no sale and leaseback transactions, leverage leases or lease transactions with related parties during the twelve months ended December 31, 2019.

A maturity analysis of operating lease liabilities and reconciliation of the undiscounted cash flows to the total operating lease liability is as follows:

December 31, 2019
Lease payments due:
Within one year	$348
After one year but within two years	312
After two years but within three years	139
After three year but within four years	2
After four years but within five years	—
After five years	—

Total undiscounted cash flows	801
Discount on cash flows	(30)

Total lease liability	$771